Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplementary Cash Flow Information (Tables) [Abstract]
Cash Flow Supplemental [Text Block]

	2016	2015	2014
Supplementary cash flow information:
Cash paid for interest	$387.125	$381.212	$379.978
Cash paid for income taxes(1)	$598.916	$547.401	$689.954
Cash inflow for income taxes from stock option exercises(2)	$8.887	$18.073	$8.529

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(877.706)	$(216.023)	$(2.505.027)
Liabilities assumed	125.623	34.841	450.808
Noncontrolling interest subject to put provisions	48.292	7.622	95.015
Noncontrolling interest	15.992	983	328.997
Non-cash consideration	244.458	69.233	18.253
Cash paid	(443.341)	(103.344)	(1.611.954)
Less cash acquired	22.869	3.193	132.433
Net cash paid for acquisitions	(420.472)	(100.151)	(1.479.521)
Cash paid for investments	(143.637)	(184.101)	(274.913)
Cash paid for intangible assets	(13.472)	(32.558)	(24.624)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(577.581)	$(316.810)	$(1.779.058)

(1) Net of tax refund.
(2) Thereof the excess tax benefit allocated to additional paid-in capital for the twelve-month periods ending December 31, 2016, 2015 and 2014 was $6,427, $13,451 and $4,056, respectively.